Loans Receivables (Details) - Schedule of the activity in the allowance for credit loss - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule of the Activity in the Allowance for Credit Loss [Abstract]
Balance at beginning of year	$ 832,170	$ 498,762
Provision	7,267,026	409,762
Charge-offs
Recoveries		(100,739)
Effect of translation adjustment	(789,680)	24,385
Balance at end of year	$ 7,309,516	$ 832,170